RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transacted business with the following related parties, consisting of companies in which Hemen, our largest shareholder prior to the closing of the Share Purchase on March 12, 2025, and companies associated with Hemen have a significant interest: Frontline plc and its subsidiaries (referred to as "Frontline"), SFL, Seatankers Management Co. Ltd and companies related to it (referred to as "Seatankers") and Front Ocean Management ("Front Ocean"). We also transacted business with our associated companies. With reference to Note 29, "Subsequent Events", as of March 12, 2025, Hemen ceased to hold any of our common shares of the Company.

SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to Note 10, "Operating Leases", and Note 17, "Finance Leases", for additional information related to these contracts. With reference to Note 29, "Subsequent Events", we exercised the purchase option in January 2025.

Seatankers
During the twelve months ended December 31, 2024, we have been the commercial manager of 10 (2023: 10) dry bulk vessels owned and operated by Seatankers, with the number reduced to nine in March 2024. Pursuant to the management agreements, we receive $125 (2023: $125, 2022: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short-term time charters.

United Freight Carriers
With reference to Note 19, "Investments in Associated Companies", we also have an equity investment of 50% of the shares in UFC, a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.
SwissMarine
With reference to Note 19, "Investments in Associated Companies", in 2019 we made an equity investment in SwissMarine, a dry bulk freight operator of which we have determined to have significant influence. In 2019, we provided SwissMarine with a $10.7 million subordinated shareholder loan, for which remaining balance of $5.35 million was fully repaid by SwissMarine in 2022 and there is no outstanding balance as of December 31, 2024.

In addition, we have entered into several charter agreements with SwissMarine and total time charter revenues from SwissMarine amounted to $0.9 million in the year ended December 31, 2024 (December 31, 2023: total time charter and voyage charter revenues of $3.9 million).

TFG Marine
With reference to Note 19, "Investments in Associated Companies", in 2020 we made an equity investment in TFG Marine, in which we have determined to have significant influence. We provided a shareholder loan of $1.0 million to TFG Marine. In 2020, the shareholder loan in the total amount of $75,000 was converted to equity of TFG Marine, reducing the balance of the loan to $0.9 million. The loan had a five-year term and bears interest of LIBOR plus a margin of 7%. In February 2023, TFG Marine fully repaid the outstanding loan of $0.9 million. We also entered into a bunker supply arrangement with TFG Marine, under which we have paid $134.7 million to TFG Marine in relation to bunker procurement in 2024 (2023: $159.8 million) and $3.1 million remains due as of December 31, 2024 (December 31, 2023: $8.5 million).

In 2020, we issued a $20.0 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with the joint venture. In May 2022, we increased this guarantee under a bunker supply agreement with TFG Marine from $20.0 million to $30.0 million. As of December 31, 2024, there are no exposures under this guarantee and liability recorded relating to the exposure. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of December 31, 2024.

Management Agreements
Technical Supervision Services
Up until January 1, 2024, we received technical supervision services from Frontline Management (Bermuda) Limited ("Frontline Management"). Pursuant to the terms of the agreement, Frontline Management received an annual management fee of $25,170 in 2023. From 2024, technical supervision is performed by Golden Ocean's in-house technical team, with the exception of newbuilding supervision services, which have been performed by Frontline Management.

Other Management Services
We aim to operate efficiently through utilizing Front Ocean or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

A summary of net amounts charged by related parties in 2024, 2023 and 2022 is as follows:

(in thousands of $)	2024	2023	2022
Frontline	2,028	4,206	3,902
SFL	35,753	29,773	30,914
Seatankers	—	2,686	8,756
CCL	—	—	395
Front Ocean Management AS	2,466	2,001	1,781
	40,247	38,666	45,748

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, interest costs and technical supervision fees.

A summary of net amounts charged to related parties in 2024, 2023 and 2022 is as follows:

(in thousands of $)	2024	2023	2022
SFL	—	70	96
Seatankers	709	456	486
SwissMarine	855	3,940	2,033
UFC	498	900	—
	2,062	5,366	2,615

Net amounts charged to related parties mainly comprise commercial management, general management fees and charter revenues.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2024	2023	2022
Time charter and voyage charter revenues	855	3,940	2,033
Other revenues	709	526	582
Other operating income (expenses)	—	—	(413)
Ship operating expenses[1]	(475)	(3,184)	(4,916)
Charter hire expenses[2]	(35,713)	(31,484)	(37,328)
Administrative expenses	(3,093)	(2,611)	(2,636)
	(37,717)	(32,813)	(42,678)

(1) Excluding newbuildings supervision fee of $1.0 million and $1.4 million for the years ended December 31, 2024, and December 31, 2023, respectively, which were capitalized as part of newbuildings
(2) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
Frontline	1,783	3,145
UFC	157	—
Seatankers	213	528
SFL	—	82
Credit loss allowance	(21)	(21)
	2,132	3,734

A summary of short-term balances owed to related parties as of December 31, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
TFG Marine	3,109	8,479
Seatankers	13	—
Other	109	678
	3,231	9,157

As of December 31, 2024 and December 31, 2023, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. In addition to the balances stated above, we have recorded operating lease liabilities and finance lease liabilities related to the eight vessels chartered from SFL. Refer to Note 10, "Operating Leases", and Note 17, "Finance Leases", for additional information.
We have periodically issued share options as disclosed in Note 25, "Share Options", of these consolidated financial statements.